Related Party Transactions (Details) $ in Thousands, € in Millions		12 Months Ended
	Aug. 10, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Related Party Transactions
Advances on account of the vessels' operating expenses			$ 20,426		$ 20,512
Recognized non-cash share-based compensation expense			1,199		4,241		$ 1,006
Executive officers
Related Party Transactions
Recognized non-cash share-based compensation expense			$ 1,000		3,600		1,000
Manager
Related Party Transactions
Daily management fees	$ 850
Daily vessel management fees for vessels on bareboat charter	425
Daily vessel management fees for vessels on time charter	$ 850
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)	1.25%
Management fee based on the contract price of any vessel bought or sold (as a percent)	0.50%	0.50%	0.50%
Amount capitalized			$ 700
Management fees incurred shown under General and administrative expenses			17,700		16,800		16,800
Management commissions incurred shown under Voyage expenses			5,700		5,300		5,400
Advances on account of the vessels' operating expenses			20,400		20,500
Executive officers compensation		€ 1.5	1,800	€ 1.5	1,700	€ 2.7	3,200
Cash bonuses		€ 1.2	1,400	€ 1.2	1,400	€ 1.2	1,400
Due to executive officers shown under accounts payable					200
The Swedish Club
Related Party Transactions
Premiums paid			$ 4,300		$ 4,400		$ 3,900